Investment Objectives and Goals - BLACKROCK NATURAL RESOURCES TRUST	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Natural Resources Trust
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock Natural Resources Trust (the “Fund”) is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.